CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents (Note 3)	$ 46,701,216	$ 4,255,508
Receivables	203,346	223,722
Prepaid expenses	751,140	779,605
Total current assets	47,655,702	5,258,835
Equipment (Note 5)	288,943	539,567
Mineral property interests (Note 6)	48,806,565	57,616,924
Reclamation deposits	491,808	606,155
Other assets	152,087	152,049
Total assets	97,395,105	64,173,530
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	1,261,206	559,579
Loans payable to Oyu Tolgoi LLC (Note 7)	5,978,133	5,563,657
Deferred revenue (Note 8)	37,638,211	0
Deferred income tax liabilities (Note 11)	7,340,516	9,722,384
Total liabilities	52,218,066	15,845,620
Stockholders' equity
Common stock, no par value, unlimited number authorized, (Note 9) 146,734,385 (December 31, 2012 - 128,877,243) issued and outstanding	177,065,075	167,428,814
Additional paid-in capital	20,095,161	18,672,864
Accumulated other comprehensive income (Note 13)	465,615	3,253,019
Accumulated deficit during the exploration stage	(152,448,812)	(141,026,787)
Total stockholders' equity	45,177,039	48,327,910
Total liabilities and stockholders' equity	$ 97,395,105	$ 64,173,530